Condensed Consolidated Statements of Operations (Parenthetical) - Related Party [Member]	3 Months Ended
Mar. 31, 2026 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Interest expense related party	$ 12,773
Loss on settlement of senior secured notes related party	$ 44,668